Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total
Balance at beginning of year	$ 4,919	$ 5,643
Effect in income statement	924	(646)	$ (1,838)
Translation adjustment	(571)	(99)
Other comprehensive income	101	(81)
Effect of discontinued operations - Effect in income statement	14	102
Effect of discontinued operations - Transfer to net assets held for sale	(11)
Balance at end of year	5,376	4,919	5,643
Assets
Balance at beginning of year	6,638	7,343
Effect in income statement	887	(755)
Transfers between asset and liabilities	(70)	40
Translation adjustment	(673)	(24)
Other comprehensive income	123	(68)
Effect of discontinued operations - Effect in income statement	14	102
Effect of discontinued operations - Transfer to net assets held for sale	(11)
Balance at end of year	6,908	6,638	7,343
Liabilities
Balance at beginning of year	1,719	1,700
Effect in income statement	(37)	(109)
Transfers between asset and liabilities	(70)	40
Translation adjustment	(102)	75
Other comprehensive income	22	13
Balance at end of year	$ 1,532	1,719	$ 1,700
Limitation of tax loss carryforward in Brazil, as percent of taxable income	30.00%
Tax losses carryforward
Total
Balance at beginning of year	$ 4,471
Effect in income statement	665	(2,143)
Balance at end of year	4,882	4,471
Assets
Effect in income statement	665	(2,143)
Timing differences arising on assets
Total
Balance at beginning of year	1,268
Effect in income statement	152	103
Balance at end of year	1,253	1,268
Assets
Effect in income statement	152	103
Fair value of financial instruments
Total
Balance at beginning of year	549
Effect in income statement	147	388
Balance at end of year	538	549
Assets
Effect in income statement	147	388
Allocated goodwill
Total
Balance at beginning of year	(2,433)
Effect in income statement	37	109
Balance at end of year	(2,328)	(2,433)
Liabilities
Effect in income statement	(37)	(109)
Others
Total
Balance at beginning of year	(77)
Effect in income statement	(77)	897
Balance at end of year	(52)	(77)
Assets
Effect in income statement	$ (77)	$ 897